DEBT (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
DEBT
2024		$ 114,542
2025		950,550
Total		$ 1,065,092
2024	$ 212,262
2025	1,020,550
Total	$ 1,232,812